Franchise Programs 10-K (Tables)	6 Months Ended
Dec. 04, 2012
FRANCHISE PROGRAMS [Abstract]
Restaurants opened by traditional franchisees pursuant to development agreements
We enter into development agreements with our franchisees that require them to open varying numbers of Ruby Tuesday or Lime Fresh restaurants. As of June 5, 2012, 10 of our 29 Ruby Tuesday concept traditional franchisees had agreements to develop new franchised Ruby Tuesday restaurants. One of our three Lime Fresh concept franchisees had an agreement to develop new Lime Fresh restaurants as of June 5, 2012. During fiscal 2012, 2011, and 2010, our Ruby Tuesday franchisees opened six, eight, and six, respectively, pursuant to development agreements, as follows:

	Ruby Tuesday				Lime Fresh
Fiscal Year	Franchise Partnerships	Other Domestic	International	Total
2012	-	2	4	6	4*
2011	1	4	3**	8
2010	-	2	4	6